UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticutt 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          5/13/99
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:        $825,331
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFFILIATED MANAGERS GROUP         COM            008252108 25,441   978,500  SH       SOLE                978,500
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM            025816109 18,882   160,700  SH       SOLE                160,700
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATED GROUP INC              CL A           045651106  9,595   193,600  SH       SOLE                193,600
------------------------------------------------------------------------------------------------------------------------------------
AZTEC TECHNOLOGY PARTNERS INC     COM            05480L101    485   293,000  SH       SOLE                293,000
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                       COM            073325102  7,383   472,500  SH       SOLE                472,500
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL        CL A           084670108 36,842       516  SH       SOLE                    516
------------------------------------------------------------------------------------------------------------------------------------
BIG FLOWER HLDGS INC              COM            089159107  9,832   315,900  SH       SOLE                315,900
------------------------------------------------------------------------------------------------------------------------------------
CENTOCOR INC                      COM            152342101 23,477   634,500  SH       SOLE                634,500
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW          COM            16161A108 19,434   239,000  SH       SOLE                239,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                     COM            17275R102 20,696   188,900  SH       SOLE                188,900
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP            COM            205363104  9,183   166,400  SH       SOLE                166,400
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRIC NETWORK CORP           COM            20589R107 10,330   138,200  SH       SOLE                138,200
------------------------------------------------------------------------------------------------------------------------------------
COSTCO COMPANIES INC              COM            22160Q102 19,137   209,000  SH       SOLE                209,000
------------------------------------------------------------------------------------------------------------------------------------
CREATIVE COMPUTERS INC            COM            22527E107    910    30,200  SH       SOLE                 30,200
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                        COM            232560102  8,074 1,076,540  SH       SOLE              1,076,540
------------------------------------------------------------------------------------------------------------------------------------
DSET CORP                         COM            262504103  5,152   443,200  SH       SOLE                443,200
------------------------------------------------------------------------------------------------------------------------------------
DURA PHARMACEUTICALS INC          COM            26632S109 10,474   741,500  SH       SOLE                741,500
------------------------------------------------------------------------------------------------------------------------------------
XL CAP LTD                        CL A           G98255105 13,669   225,500  SH       SOLE                225,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC               COM            285512109 11,110   233,900  SH       SOLE                233,900
------------------------------------------------------------------------------------------------------------------------------------
EMBRATEL PARTICIPACOES S A        SPONS ADR PFD  29081N100  4,881   292,500  SH       SOLE                292,500
------------------------------------------------------------------------------------------------------------------------------------
EMISPHERE TECHNOLOGIES INC        COM            291345106  2,438   270,900  SH       SOLE                270,900
------------------------------------------------------------------------------------------------------------------------------------
EQUITABLE COS INC                 COM            29444G107 12,229   174,700  SH       SOLE                174,700
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR CORP NEW WIS              COM            33763V109 11,930   133,300  SH       SOLE                133,300
------------------------------------------------------------------------------------------------------------------------------------
GELTEX PHARMACEUTICALS INC        COM            368538104 12,011   854,100  SH       SOLE                854,100
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                     COM SPL        368710307 23,069   260,300  SH       SOLE                260,300
------------------------------------------------------------------------------------------------------------------------------------
HMT TECHNOLOGY CORP               COM            403917107  3,416   976,000  SH       SOLE                976,000
------------------------------------------------------------------------------------------------------------------------------------
HANNAFORD BROS CO                 COM            410550107  7,056   155,300  SH       SOLE                155,300
------------------------------------------------------------------------------------------------------------------------------------
HOWMET INTERNATIONAL              COM            443208103 10,046   701,900  SH       SOLE                701,900
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL GROUP INC            CL A           529771107 29,636   265,200  SH       SOLE                265,200
------------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS      COM            G56462107  9,885   684,700  SH       SOLE                684,700
------------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC                  COM            55268B106 20,344   229,717  SH       SOLE                229,717
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW             CL A           571903202 18,410   547,500  SH       SOLE                547,500
------------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107 10,807   132,800  SH       SOLE                132,800
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW            COM            63934E108 17,823   443,500  SH       SOLE                443,500
------------------------------------------------------------------------------------------------------------------------------------
NATURAL MICROSYSTEMS CORP         COM            638882100  1,065   215,600  SH       SOLE                215,600
------------------------------------------------------------------------------------------------------------------------------------
NORTH FACE INC                    COM            659317101 13,013 1,041,000  SH       SOLE              1,041,000
------------------------------------------------------------------------------------------------------------------------------------
PICO HLDGS INC                    COM NEW        693366205  5,517   298,200  SH       SOLE                298,200
------------------------------------------------------------------------------------------------------------------------------------
PAYLESS SHOESOURCE INC            COM            704379106 26,905   578,600  SH       SOLE                578,600
------------------------------------------------------------------------------------------------------------------------------------
PITTSTON CO                       COM BRINKS GRP 725701106  8,505   361,900  SH       SOLE                361,900
------------------------------------------------------------------------------------------------------------------------------------
PROMUS HOTEL CORP NEW             COM            74342P106 23,462   645,000  SH       SOLE                645,000
------------------------------------------------------------------------------------------------------------------------------------
QLT PHOTOTHERAPEUTICS INC         COM            746927102  8,464   207,700  SH       SOLE                207,700
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC              COM            770323103 37,380 1,139,200  SH       SOLE              1,139,200
------------------------------------------------------------------------------------------------------------------------------------
SAVILLE SYS PLC                   SPONSORD ADR   805174109  4,504   367,700  SH       SOLE                367,700
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
SEALED AIR CORP NEW               COM            81211K100 24,869   505,600  SH       SOLE                505,600
------------------------------------------------------------------------------------------------------------------------------------
SONY CORP                         ADR NEW        835699307  4,219    46,200  SH       SOLE                 46,200
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC                     COM            892335100 36,145 1,921,300  SH       SOLE              1,921,300
------------------------------------------------------------------------------------------------------------------------------------
TEEKAY SHIPPING CORP              COM            V89564104  8,333   505,000  SH       SOLE                505,000
------------------------------------------------------------------------------------------------------------------------------------
UCAR INTL INC                     COM            90262K109  8,924   631,800  SH       SOLE                631,800
------------------------------------------------------------------------------------------------------------------------------------
UNITED RETAIL GROUP INC           COM            911380103  4,475   389,100  SH       SOLE                389,100
------------------------------------------------------------------------------------------------------------------------------------
US AIRWAYS GROUP INC              COM            911905107 13,916   285,100  SH       SOLE                285,100
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT     929042109 14,676   425,400  SH       SOLE                425,400
------------------------------------------------------------------------------------------------------------------------------------
WASTE MGMT INC DEL                COM            94106L109 25,427   573,000  SH       SOLE                573,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW              COM            949746101 26,472   755,000  SH       SOLE                755,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRLESS CORP              CL A           95988E204 25,625   706,900  SH       SOLE                706,900
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC               COM            966837106 10,842   315,400  SH       SOLE                315,400
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL              COM            969457100 15,409   390,100  SH       SOLE                390,100
------------------------------------------------------------------------------------------------------------------------------------
YPF SOCIEDAD ANONIMA              SPON ADR CL D  984245100 23,097   731,800  SH       SOLE                731,800
------------------------------------------------------------------------------------------------------------------------------------


